Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member]
Schedule of Property and Equipment

The following is a summary of property and equipment as of June 30, 2016 and December 31, 2015:

	2016	2015
Office furniture	$45,997	$121,573
Electronics equipment	270,704	331,076
Leasehold improvement	132,557	353,593
Subtotal	449,258	806,242
Less: accumulated depreciation	(65,547)	(134,299)
Property and equipment, net	$383,711	$671,943

The following is a summary of property and equipment as of December 31, 2015 and 2014:

	2015	2014
Office furniture	$121,573	$26,736
Electronics equipment	331,076	114,511
Leasehold improvement	353,593	13,663
Subtotal	806,242	154,910
Less: accumulated depreciation	(134,299)	(11,723)
Property and equipment, net	$671,943	$143,187